Nature of Operations and Significant Accounting Policies - Contractholder and Policyholder Liabilities (Details) - Individual Life insurance	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contractholder and Policyholder Liabilities
Participating business as a percentage of life insurance in force (as a percent)	2.00%	3.00%	4.00%
Participating business as a percentage of life insurance policies in force (as a percent)	16.00%	17.00%	18.00%
Participating business as a percentage of life insurance premiums (as a percent)	16.00%	18.00%	26.00%